CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 100,198,392	$ 0
Accumulated depreciation	$ 178,989	$ 169,798
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	62,453,774	62,307,794
Common Stock, Shares, Outstanding	62,453,774	62,307,794